Private Placement (Details) - USD ($)		12 Months Ended
	Nov. 12, 2020	Dec. 31, 2021	Nov. 09, 2021
Private Placement (Details) [Line Items]
Aggregate shares purchase	479,000
Aggregate additional shares purchase unit		65,000
Aggregate purchase price		$ 479,000
Sale of Stock, Price Per Share		$ 10	$ 11.5
Exercised years		5 years
Redeem public shares, percentage		100.00%
Private Placement [Member]
Private Placement (Details) [Line Items]
Aggregate purchase price		$ 4,790,000
Sponsor [Member]
Private Placement (Details) [Line Items]
Aggregate shares purchase		414,000